Average Annual Total Returns		12 Months Ended	16 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		7.30%	2.98%
SanJac Alpha Low Duration ETF
Prospectus [Line Items]
Performance Inception Date	Sep. 10, 2024
SanJac Alpha Low Duration ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.10%	4.77%
SanJac Alpha Low Duration ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.70%	3.29%
SanJac Alpha Low Duration ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.19%	3.09%
SanJac Alpha Core Plus Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.04%	4.73%
Performance Inception Date	Sep. 10, 2024
SanJac Alpha Core Plus Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.56%	3.22%
SanJac Alpha Core Plus Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.81%	3.10%